Nature and Continuance of Operations (Details Narrative) - USD ($)			12 Months Ended
	Apr. 18, 2023	Apr. 20, 2022	Dec. 31, 2023	Jul. 20, 2025	Jun. 30, 2025	Dec. 31, 2024	Oct. 29, 2024	Jul. 20, 2024	Jul. 20, 2023	Apr. 30, 2022
NatureAndContinuanceOfOperations [Line Items]
Common stock, shares issued			118,380,930		175,442,330	172,984,299	162,762,651
Common stock, shares outstanding			118,380,930		175,442,330	172,984,299	162,762,651
Shares, Issued										75,971,700
Stock Issued During Period, Shares, Acquisitions	508,398
Stock Issued During Period, Value, Acquisitions	$ 252,000		$ 4,049,000
Earn out payments percentage				10.00%				10.00%	10.00%
Earn out payment				$ 120,000,000				$ 120,000,000	$ 120,000,000
Common Stock [Member]
NatureAndContinuanceOfOperations [Line Items]
Stock Issued During Period, Shares, Acquisitions			8,360,755
Stock Issued During Period, Value, Acquisitions
Common Stock [Member] | LEEF Holdings, Inc. [Member]
NatureAndContinuanceOfOperations [Line Items]
Stock Issued During Period, Shares, Acquisitions		23,823,595
Stock Issued During Period, Value, Acquisitions		$ 34,606,154